Notes Payable (Details) (USD $)				0 Months Ended	1 Months Ended							0 Months Ended						12 Months Ended			12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended			12 Months Ended		12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Oct. 15, 2013 7.50% Senior exchangeable notes due 2025	Nov. 30, 2013 7.50% Senior exchangeable notes due 2025	Jan. 31, 2007 7.50% Senior exchangeable notes due 2025	Aug. 31, 2005 7.50% Senior exchangeable notes due 2025	Dec. 31, 2013 7.50% Senior exchangeable notes due 2025	Mar. 31, 2013 7.50% Senior exchangeable notes due 2025	Dec. 31, 2012 7.50% Senior exchangeable notes due 2025	Jan. 31, 2007 7.50% Senior exchangeable notes due 2025 Common stock	Nov. 30, 2011 7.50% Senior exchangeable notes due 2025 NLC	Oct. 15, 2013 7.50% Senior exchangeable notes due 2025 NLC	Dec. 31, 2011 7.50% Senior exchangeable notes due 2025 NLC	Oct. 15, 2013 7.50% Senior exchangeable notes due 2025 HTH Operating Partnership LP	Aug. 31, 2005 7.50% Senior exchangeable notes due 2025 HTH Operating Partnership LP	Dec. 31, 2013 Notes Payable	Dec. 31, 2013 Notes Payable NLC	Dec. 31, 2013 Notes Payable NLIC	Dec. 31, 2013 Notes Payable ASIC	Dec. 31, 2013 NLIC note payable due May 2033, three-month LIBOR plus 4.10%	Dec. 31, 2012 NLIC note payable due May 2033, three-month LIBOR plus 4.10%	Dec. 31, 2013 NLIC note payable due September 2033, three-month LIBOR plus 4.05%	Dec. 31, 2012 NLIC note payable due September 2033, three-month LIBOR plus 4.05%	Dec. 31, 2013 ASIC note payable due April 2034, three-month LIBOR plus 4.05%	Dec. 31, 2012 ASIC note payable due April 2034, three-month LIBOR plus 4.05%	Dec. 31, 2005 First Southwest nonrecourse notes, due January 2035	Dec. 31, 2013 First Southwest nonrecourse notes, due January 2035	Dec. 31, 2012 First Southwest nonrecourse notes, due January 2035	Dec. 31, 2013 Insurance company note payable due March 2035, three-month LIBOR plus 3.40%	Dec. 31, 2012 Insurance company note payable due March 2035, three-month LIBOR plus 3.40%	Dec. 31, 2013 Insurance company line of credit due September 2014, 3.25% plus a calculated index rate
Notes payable
Notes payable	$ 55,465,000	$ 56,327,000	$ 141,539,000							$ 83,950,000			$ 6,900,000		$ 90,900,000						$ 10,000,000	$ 10,000,000	$ 10,000,000	$ 10,000,000	$ 7,500,000	$ 7,500,000		$ 6,827,000	$ 10,089,000	$ 20,000,000	$ 20,000,000	$ 2,000,000
Aggregate principal amount																96,600,000
Interest rate (as a percent)								7.50%	7.50%							7.50%											8.58%					3.25%
Base interest rate (as a percent)																					three-month LIBOR		three-month LIBOR		three-month LIBOR					three-month LIBOR		Fixed rate plus a calculated index rate
Margin on interest rate (as a percent)																					4.10%		4.05%		4.05%					3.40%
Interest rate at year end (as a percent)																					4.35%		4.30%		4.30%					3.65%		4.00%
Debt issued																											30,300,000
Number of shares per $1000 principal into which the debt can be exchanged				0.07394998		0.07394998	0.0698812
Initial exchange price (in dollars per share)				$ 13.52		$ 13.52	$ 14.31
Price of common shares in rights offering (in dollars per share)											$ 8.00
Number of consecutive trading days during which the closing price of the entity's common stock must exceed the exchange price for at least 20 trading days in order for the notes to be exchanged				5 days
Aggregate cash payment to fund the redemption of notes					11,100,000
Aggregate number of shares of common stock issued`					6,208,005
Par value of debts purchased (in dollars)												6,900,000
Average cost of debt purchased as a percentage of par value												107.26%
Maximum amount of statutory surplus up to which debts will be payable																			30,000,000	15,000,000
Minimum beneficial ownership (as a percent)																		50.00%
Minimum percentage of outstanding principal amount as a price at which each holder of the notes has the right to require the entity to purchase such holder's notes in whole or in part																		100.00%
Total amount of Fee Award																											95,300,000
Increased interest rate of debt (as a percent)																											10.08%
Maximum borrowing capacity for NLC																																5,000,000
Scheduled maturities
Total														6,900,000			56,300,000
2014																	2,000,000
2033 and thereafter																	$ 54,300,000